Financial risk management - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Net undiscounted cash flows
Payable to non-current asset suppliers	$ 4,332	$ 2,812
Liquidity risk
Net undiscounted cash flows
Bank borrowings	77,662	99,569
Leases	23,166	18,529
Debt instruments	455,674	588,774
Financial loans from government agencies	110,163	68,417
Payables to related parties	1,790	9,545
Payable to non-current asset suppliers	4,332	2,812
Contingent consideration	7,132	30,551
Tolling agreement liability	135,089	29,287
Trade and other payables	219,666	206,000
Contractual undiscounted payments	1,034,674	1,053,484
Not later than one year | Liquidity risk
Net undiscounted cash flows
Bank borrowings	61,888	95,899
Leases	8,928	8,092
Debt instruments	32,439	57,440
Financial loans from government agencies	61,796	63,868
Payables to related parties	1,790	9,545
Payable to non-current asset suppliers	4,149	2,677
Contingent consideration	1,945	13,023
Tolling agreement liability	3,555	2,589
Trade and other payables	219,666	206,000
Contractual undiscounted payments	396,156	459,133
Later than one year and not later than two years | Liquidity risk
Net undiscounted cash flows
Leases	7,349	5,897
Debt instruments	423,235	37,749
Financial loans from government agencies	4,336	4,304
Payable to non-current asset suppliers	183	135
Contingent consideration	3,930	10,684
Tolling agreement liability	7,110	2,367
Contractual undiscounted payments	446,143	61,136
Later than two years and not later than five years [member] | Liquidity risk
Net undiscounted cash flows
Bank borrowings	2,544	3,670
Leases	6,888	3,251
Debt instruments		493,585
Financial loans from government agencies	41,239	245
Contingent consideration	1,257	6,844
Tolling agreement liability	10,665	5,952
Contractual undiscounted payments	62,593	513,547
Later than five years | Liquidity risk
Net undiscounted cash flows
Bank borrowings	13,230
Leases		1,289
Financial loans from government agencies	2,792
Tolling agreement liability	113,759	18,379
Contractual undiscounted payments	$ 129,781	$ 19,668